UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2012

Capital Preservation - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY BILLS(1) — 78.1%

U.S. Treasury Bill, 0.06%, 1/3/13	150,000,000	149,999,500
U.S. Treasury Bill, 0.09%, 1/3/13	100,000,000	99,999,528
U.S. Treasury Bill, 0.05%, 1/10/13	130,000,000	129,998,537
U.S. Treasury Bill, 0.05%, 1/10/13	250,000,000	249,996,875
U.S. Treasury Bill, 0.11%, 1/17/13	180,000,000	179,991,600
U.S. Treasury Bill, 0.05%, 1/24/13	150,000,000	149,995,687
U.S. Treasury Bill, 0.10%, 1/24/13	150,000,000	149,990,417
U.S. Treasury Bill, 0.10%, 2/7/13	75,000,000	74,992,099
U.S. Treasury Bill, 0.10%, 2/14/13	85,000,000	84,989,611
U.S. Treasury Bill, 0.09%, 2/21/13	70,000,000	69,991,075
U.S. Treasury Bill, 0.08%, 2/28/13	24,000,000	23,996,868
U.S. Treasury Bill, 0.12%, 2/28/13	40,000,000	39,992,267
U.S. Treasury Bill, 0.09%, 3/7/13	100,000,000	99,983,750
U.S. Treasury Bill, 0.05%, 3/21/13	100,000,000	99,990,125
U.S. Treasury Bill, 0.09%, 3/28/13	150,000,000	149,969,542
U.S. Treasury Bill, 0.14%, 4/11/13	32,000,000	31,987,333
U.S. Treasury Bill, 0.15%, 4/18/13	40,000,000	39,982,464
U.S. Treasury Bill, 0.15%, 5/9/13	70,000,000	69,963,911
U.S. Treasury Bill, 0.15%, 5/16/13	50,000,000	49,971,875
U.S. Treasury Bill, 0.14%, 5/23/13	40,000,000	39,978,700
U.S. Treasury Bill, 0.14%, 5/30/13	100,000,000	99,942,056
U.S. Treasury Bill, 0.09%, 6/27/13	7,000,000	6,996,902

TOTAL U.S. TREASURY BILLS		2,092,700,722

U.S. TREASURY NOTES(1) — 11.6%

U.S. Treasury Note, 0.625%, 2/28/13	18,000,000	18,014,959
U.S. Treasury Note, 2.75%, 2/28/13	50,000,000	50,217,122
U.S. Treasury Note, 0.625%, 4/30/13	82,000,000	82,127,474
U.S. Treasury Note, 3.125%, 4/30/13	50,000,000	50,474,141
U.S. Treasury Note, 1.375%, 5/15/13	75,000,000	75,354,934
U.S. Treasury Note, 3.125%, 8/31/13	10,000,000	10,193,447
U.S. Treasury Note, 2.75%, 10/31/13	25,000,000	25,525,644

TOTAL U.S. TREASURY NOTES		311,907,721

TOTAL INVESTMENT SECURITIES — 89.7%		2,404,608,443

OTHER ASSETS AND LIABILITIES(2) — 10.3%		276,269,739

NET ASSETS — 100.0%		$2,680,878,182

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Amount related primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not relect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,404,608,443

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2012

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 99.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.3%
GNMA, VRN, 1.625%, 1/20/13	39,137,611	40,613,166
GNMA, VRN, 1.75%, 1/20/13	6,788,551	7,060,977

		47,674,143

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.1%
GNMA, 3.50%, 1/22/13(2)	215,000,000	233,627,729
GNMA, 4.00%, 1/22/13(2)	50,000,000	54,851,565
GNMA, 3.00%, 1/22/13(2)	35,000,000	37,214,845
GNMA, 3.50%, 6/20/42 to 11/20/42	121,408,936	132,377,420
GNMA, 4.00%, 12/20/39 to 6/20/42	423,480,079	465,608,708
GNMA, 4.50%, 7/15/33 to 7/20/41	266,927,457	294,880,284
GNMA, 5.00%, 6/15/33 to 5/20/41	338,324,945	374,465,842
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	214,642,937	237,656,190
GNMA, 6.00%, 7/20/16 to 2/20/39	103,515,024	115,746,524
GNMA, 6.50%, 6/15/23 to 11/15/38	23,204,325	26,880,336
GNMA, 7.00%, 11/15/22 to 12/20/29	6,196,095	7,367,471
GNMA, 7.25%, 4/15/23 to 6/15/23	51,639	59,449
GNMA, 7.50%, 6/15/17 to 11/15/31	4,994,763	5,593,231
GNMA, 7.65%, 6/15/16 to 12/15/16	54,000	54,265
GNMA, 7.75%, 11/15/22 to 6/20/23	44,282	45,193
GNMA, 7.77%, 4/15/20 to 6/15/20	137,472	145,214
GNMA, 7.89%, 9/20/22	12,005	12,064
GNMA, 7.98%, 6/15/19	25,303	25,434
GNMA, 8.00%, 2/20/17 to 7/20/30	1,404,646	1,563,926
GNMA, 8.15%, 2/15/21	47,970	49,400
GNMA, 8.25%, 4/15/17 to 2/15/22	312,204	323,707
GNMA, 8.35%, 11/15/20	23,043	23,167
GNMA, 8.50%, 4/20/16 to 12/15/30	1,144,248	1,282,648
GNMA, 8.75%, 3/15/17 to 7/15/27	111,114	114,626
GNMA, 9.00%, 7/20/15 to 1/15/25	735,215	805,735
GNMA, 9.25%, 9/15/16 to 3/15/25	168,557	171,549
GNMA, 9.50%, 5/15/16 to 7/20/25	320,950	331,567
GNMA, 9.75%, 8/15/17 to 11/20/21	59,112	62,642
GNMA, 10.00%, 3/15/16 to 11/20/21	19,939	21,271
GNMA, 10.25%, 2/15/19	6,417	6,462
GNMA, 10.50%, 3/15/14 to 4/20/19	36,425	38,329
GNMA, 11.00%, 2/15/16 to 6/15/20	27,950	28,648
GNMA, 11.25%, 2/20/16	1,198	1,206
GNMA, 11.50%, 7/15/13 to 5/20/14	167	168
GNMA, 12.25%, 2/15/14	493	497
GNMA, 13.00%, 9/15/13 to 8/15/15	11,664	11,776
GNMA, 13.50%, 8/15/14	4,264	4,300

GNMA, 13.75%, 8/15/14	1,321	1,332

		1,991,454,720

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,965,076,201)		2,039,128,863

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 7.4%

GNMA, Series 1998-17, Class F, VRN, 0.71%, 1/16/13	258,190	261,763
GNMA, Series 1998-6, Class FA, VRN, 0.72%, 1/16/13	2,251,863	2,282,826
GNMA, Series 1999-43, Class FB, VRN, 0.56%, 1/16/13	7,664,054	7,720,592
GNMA, Series 2000-22, Class FG, VRN, 0.41%, 1/16/13	77,368	77,696
GNMA, Series 2001-59, Class FD, VRN, 0.71%, 1/16/13	1,170,890	1,187,433
GNMA, Series 2001-62, Class FB, VRN, 0.71%, 1/16/13	2,381,660	2,415,270
GNMA, Series 2002-13, Class FA, VRN, 0.71%, 1/16/13	1,406,148	1,423,610
GNMA, Series 2002-24, Class FA, VRN, 0.71%, 1/16/13	2,621,319	2,655,599
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.56%, 1/20/13	816,020	826,491
GNMA, Series 2002-31, Class FW, VRN, 0.61%, 1/16/13	818,544	828,358
GNMA, Series 2003-110, Class F, VRN, 0.61%, 1/20/13	3,528,411	3,565,136
GNMA, Series 2003-42, Class FW, VRN, 0.56%, 1/20/13	1,299,050	1,310,759
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	12,185,808	12,733,085
GNMA, Series 2003-66, Class HF, VRN, 0.66%, 1/20/13	2,374,194	2,403,330
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	17,881,691	18,768,838
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.46%, 1/16/13	1,668,485	1,680,498
GNMA, Series 2004-76, Class F, VRN, 0.61%, 1/20/13	3,245,896	3,278,036
GNMA, Series 2004-80, Class FM, VRN, 0.51%, 1/20/13	3,049,942	3,055,173
GNMA, Series 2007-5, Class FA, VRN, 0.35%, 1/20/13	11,943,275	11,998,322
GNMA, Series 2007-58, Class FC, VRN, 0.71%, 1/20/13	6,148,656	6,223,326
GNMA, Series 2007-74, Class FL, VRN, 0.67%, 1/16/13	13,306,844	13,437,178
GNMA, Series 2008-2, Class LF, VRN, 0.67%, 1/20/13	6,701,878	6,779,489
GNMA, Series 2009-109, Class FA, VRN, 0.61%, 1/16/13	3,777,456	3,805,186
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	19,059,950	19,487,789
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	11,591,077
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	11,138,430

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,123,839)		150,935,290

TEMPORARY CASH INVESTMENTS — 8.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $98,259,964), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $96,300,005)		96,299,363
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $49,165,160), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $48,150,083)		48,149,682
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $16,360,977), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $16,050,001)		16,049,894
SSgA U.S. Government Money Market Fund	21,028,072	21,028,072

TOTAL TEMPORARY CASH INVESTMENTS (Cost $181,527,011)		181,527,011

TOTAL INVESTMENT SECURITIES — 115.6% (Cost $2,294,727,051)	2,371,591,164

OTHER ASSETS AND LIABILITIES(4) — (15.6)%	(319,493,999)

TOTAL NET ASSETS — 100.0%	$2,052,097,165

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

340	U.S. Treasury 10-Year Notes	March 2013	45,145,625	230,689

Notes to Schedule of Investments

GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,781,100.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	2,039,128,863	—
U.S. Government Agency Collateralized Mortgage Obligations	—	150,935,290	—
Temporary Cash Investments	21,028,072	160,498,939	—

Total Value of Investment Securities	21,028,072	2,350,563,092	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	230,689	—	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,294,727,051
Gross tax appreciation of investments	$78,560,905
Gross tax depreciation of investments	(1,696,792)
Net tax appreciation (depreciation) of investments	$76,864,113

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2012

Government Bond - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 48.3%

U.S. Treasury Bonds, 10.625%, 8/15/15	6,250,000	7,925,294
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	21,996,029
U.S. Treasury Bonds, 7.125%, 2/15/23	10,700,000	16,118,544
U.S. Treasury Bonds, 6.75%, 8/15/26	3,000,000	4,627,968
U.S. Treasury Bonds, 6.625%, 2/15/27	4,500,000	6,911,015
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,631,266
U.S. Treasury Bonds, 5.50%, 8/15/28	7,500,000	10,580,858
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	6,911,720
U.S. Treasury Bonds, 5.375%, 2/15/31	5,200,000	7,405,939
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,506,252
U.S. Treasury Bonds, 4.25%, 5/15/39	7,000,000	8,900,941
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	14,523,253
U.S. Treasury Bonds, 4.625%, 2/15/40	11,000,000	14,813,909
U.S. Treasury Bonds, 4.375%, 5/15/41	10,000,000	12,987,500
U.S. Treasury Bonds, 3.125%, 11/15/41	15,000,000	15,644,535
U.S. Treasury Bonds, 2.75%, 11/15/42	14,800,000	14,214,941
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	15,955,464	16,459,066
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	24,588,375	26,130,902
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	39,119,745	42,664,972
U.S. Treasury Notes, 0.375%, 7/31/13	22,000,000	22,034,386
U.S. Treasury Notes, 0.75%, 8/15/13	20,000,000	20,077,340
U.S. Treasury Notes, 0.125%, 9/30/13	15,000,000	14,998,245
U.S. Treasury Notes, 0.50%, 10/15/13	10,000,000	10,027,350
U.S. Treasury Notes, 0.75%, 12/15/13	23,000,000	23,125,787
U.S. Treasury Notes, 0.625%, 7/15/14	8,000,000	8,050,312
U.S. Treasury Notes, 2.125%, 11/30/14	10,000,000	10,355,860
U.S. Treasury Notes, 2.25%, 1/31/15	10,000,000	10,410,940
U.S. Treasury Notes, 0.25%, 2/15/15	10,000,000	9,996,100
U.S. Treasury Notes, 2.375%, 2/28/15	5,000,000	5,225,390
U.S. Treasury Notes, 1.75%, 7/31/15	9,200,000	9,537,097
U.S. Treasury Notes, 0.375%, 11/15/15	20,000,000	20,020,320
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,295,310
U.S. Treasury Notes, 0.25%, 12/15/15	12,000,000	11,965,320
U.S. Treasury Notes, 2.125%, 12/31/15	27,053,000	28,471,172
U.S. Treasury Notes, 1.50%, 6/30/16	16,700,000	17,309,299
U.S. Treasury Notes, 1.50%, 7/31/16	68,000,000	70,502,196
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	16,206,092
U.S. Treasury Notes, 0.875%, 1/31/17	27,200,000	27,561,243
U.S. Treasury Notes, 0.75%, 6/30/17	19,000,000	19,109,839
U.S. Treasury Notes, 2.375%, 7/31/17	20,000,000	21,564,060
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	14,185,965
U.S. Treasury Notes, 0.75%, 10/31/17	17,000,000	17,051,799
U.S. Treasury Notes, 1.875%, 10/31/17	30,000,000	31,682,820
U.S. Treasury Notes, 0.75%, 12/31/17	18,000,000	18,025,308
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,190,938
U.S. Treasury Notes, 1.50%, 8/31/18	7,000,000	7,245,000
U.S. Treasury Notes, 1.375%, 9/30/18	10,000,000	10,274,220
U.S. Treasury Notes, 1.375%, 11/30/18	26,000,000	26,678,444
U.S. Treasury Notes, 3.625%, 2/15/20	11,300,000	13,190,987

U.S. Treasury Notes, 2.625%, 8/15/20	4,000,000	4,388,124
U.S. Treasury Notes, 3.625%, 2/15/21	10,000,000	11,728,910
U.S. Treasury Notes, 2.125%, 8/15/21	14,000,000	14,706,566
U.S. Treasury Notes, 2.00%, 2/15/22	27,900,000	28,826,364
U.S. Treasury Notes, 1.625%, 11/15/22	17,800,000	17,585,848

TOTAL U.S. TREASURY SECURITIES (Cost $822,066,505)		859,559,855

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 45.3%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
FHLMC, VRN, 2.58%, 1/15/13	2,717,508	2,836,392
FHLMC, VRN, 2.68%, 1/15/13	6,915,001	7,267,714
FHLMC, VRN, 2.90%, 1/15/13	11,214,337	11,802,923
FHLMC, VRN, 3.55%, 1/15/13	4,284,748	4,537,478
FHLMC, VRN, 3.73%, 1/15/13	5,295,805	5,609,096
FHLMC, VRN, 4.01%, 1/15/13	1,808,589	1,932,830
FHLMC, VRN, 4.05%, 1/15/13	1,558,240	1,658,557
FHLMC, VRN, 5.23%, 1/15/13	4,149,974	4,465,221
FHLMC, VRN, 5.61%, 1/15/13	4,376,998	4,729,282
FNMA, VRN, 2.75%, 1/25/13	2,501,266	2,620,093
FNMA, VRN, 3.04%, 1/25/13	1,104,588	1,188,938
FNMA, VRN, 3.08%, 1/25/13	4,989,470	5,258,147
FNMA, VRN, 3.35%, 1/25/13	5,501,818	5,807,152
FNMA, VRN, 3.35%, 1/25/13	3,187,430	3,364,525
FNMA, VRN, 3.60%, 1/25/13	3,084,555	3,271,966
FNMA, VRN, 3.90%, 1/25/13	3,622,891	3,854,592
FNMA, VRN, 5.95%, 1/25/13	7,960,903	8,694,687
GNMA, VRN, 1.625%, 1/20/13	762,961	787,348
GNMA, VRN, 1.625%, 1/20/13	857,170	884,568
GNMA, VRN, 1.625%, 1/20/13	1,633,025	1,685,222
GNMA, VRN, 1.625%, 1/20/13	1,015,573	1,048,034
GNMA, VRN, 1.625%, 1/20/13	1,159,294	1,205,430
GNMA, VRN, 1.625%, 1/20/13	2,213,842	2,301,946
GNMA, VRN, 1.75%, 1/20/13	2,201,194	2,289,528
GNMA, VRN, 2.125%, 1/20/13	1,555,639	1,617,095

		90,718,764

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.2%
FHLMC, 4.50%, 1/1/19	1,157,955	1,234,603
FHLMC, 5.00%, 5/1/23	6,362,526	6,882,100
FHLMC, 5.50%, 10/1/34	1,230,338	1,337,375
FHLMC, 5.50%, 4/1/38	16,136,872	17,434,852
FHLMC, 4.00%, 12/1/40	3,093,682	3,389,691
FHLMC, 4.00%, 4/1/41	13,199,961	14,660,957
FHLMC, 6.50%, 7/1/47	53,269	59,127
FNMA, 3.00%, 1/14/13(2)	20,000,000	20,962,500
FNMA, 3.50%, 1/14/13(2)	40,000,000	42,657,812
FNMA, 4.00%, 1/14/13(2)	30,000,000	32,165,625
FNMA, 5.00%, 1/14/13(2)	15,000,000	16,249,223
FNMA, 4.50%, 6/1/18	689,007	743,281
FNMA, 4.50%, 5/1/19	3,642,157	3,929,053

FNMA, 5.00%, 9/1/20	417,105	453,350
FNMA, 4.50%, 11/1/20	322,694	348,113
FNMA, 6.50%, 3/1/32	251,155	286,050
FNMA, 7.00%, 6/1/32	271,773	317,071
FNMA, 6.50%, 8/1/32	293,083	330,706
FNMA, 5.50%, 7/1/33	2,625,528	2,885,488
FNMA, 5.00%, 11/1/33	14,020,576	15,277,582
FNMA, 6.00%, 12/1/33	8,780,474	9,809,145
FNMA, 5.50%, 8/1/34	11,368,653	12,439,416
FNMA, 5.50%, 9/1/34	793,724	868,481
FNMA, 5.50%, 10/1/34	5,308,208	5,872,858
FNMA, 5.00%, 8/1/35	2,015,114	2,188,221
FNMA, 5.50%, 1/1/36	12,242,447	13,380,206
FNMA, 5.00%, 2/1/36	1,251,430	1,361,227
FNMA, 5.50%, 4/1/36	3,415,674	3,733,112
FNMA, 5.00%, 5/1/36	5,968,966	6,481,726
FNMA, 5.50%, 12/1/36	2,496,291	2,715,804
FNMA, 5.50%, 2/1/37	9,023,002	9,816,445
FNMA, 6.50%, 8/1/37	557,777	618,068
FNMA, 6.00%, 9/1/37	4,186,999	4,584,625
FNMA, 6.00%, 11/1/37	19,111,468	21,344,488
FNMA, 6.00%, 9/1/38	884,526	957,608
FNMA, 6.00%, 11/1/38	761,181	824,072
FNMA, 4.50%, 2/1/39	4,324,749	4,674,522
FNMA, 4.50%, 4/1/39	2,199,755	2,475,279
FNMA, 4.50%, 5/1/39	5,623,499	6,168,034
FNMA, 6.50%, 5/1/39	11,911,867	13,366,643
FNMA, 4.50%, 10/1/39	8,022,845	9,027,723
FNMA, 4.50%, 3/1/40	13,310,388	14,782,046
FNMA, 4.00%, 10/1/40	7,373,043	8,215,846
FNMA, 4.50%, 11/1/40	7,015,655	7,791,339
FNMA, 4.00%, 12/1/40	8,289,882	9,040,603
FNMA, 4.50%, 4/1/41	40,436,990	44,566,703
FNMA, 4.00%, 5/1/41	7,173,821	7,700,173
FNMA, 4.50%, 6/1/41	10,542,077	11,707,658
FNMA, 4.50%, 7/1/41	976,893	1,076,660
FNMA, 4.00%, 8/1/41	6,629,488	7,314,786
FNMA, 4.50%, 9/1/41	5,043,786	5,539,979
FNMA, 3.50%, 10/1/41	8,952,493	9,555,059
FNMA, 4.00%, 12/1/41	18,202,443	20,010,104
FNMA, 4.00%, 1/1/42	6,007,280	6,523,132
FNMA, 4.00%, 1/1/42	12,506,899	13,428,453
FNMA, 3.50%, 5/1/42	4,842,304	5,207,569
FNMA, 3.50%, 6/1/42	3,929,613	4,240,767
FNMA, 3.50%, 9/1/42	4,976,826	5,352,239
FNMA, 6.50%, 6/1/47	132,988	146,574
FNMA, 6.50%, 8/1/47	203,418	224,198
FNMA, 6.50%, 8/1/47	217,004	239,172
FNMA, 6.50%, 9/1/47	500,702	551,851
FNMA, 6.50%, 9/1/47	18,132	19,984
FNMA, 6.50%, 9/1/47	183,828	202,607
FNMA, 6.50%, 9/1/47	156,487	172,473
FNMA, 6.50%, 9/1/47	126,922	139,887

FNMA, 6.00%, 4/1/48	2,286,383	2,473,862
GNMA, 4.00%, 1/22/13(2)	37,000,000	40,590,158
GNMA, 5.50%, 12/20/38	8,337,329	9,153,180
GNMA, 6.00%, 1/20/39	1,882,709	2,101,748
GNMA, 5.00%, 3/20/39	9,950,253	10,992,344
GNMA, 5.50%, 3/20/39	3,291,147	3,613,203
GNMA, 5.50%, 4/20/39	5,694,889	6,252,163
GNMA, 5.00%, 12/15/39	10,450,377	11,611,793
GNMA, 4.50%, 1/15/40	5,719,609	6,315,050
GNMA, 5.00%, 8/20/40	12,501,434	13,837,963
GNMA, 4.00%, 11/20/40	17,697,934	19,424,993
GNMA, 4.00%, 12/15/40	3,572,064	3,945,660
GNMA, 4.00%, 2/15/41	9,231,670	10,136,610
GNMA, 4.50%, 7/20/41	18,564,509	20,426,160
GNMA, 3.50%, 6/20/42	19,390,661	21,100,703
GNMA, 3.50%, 7/20/42	14,640,482	15,931,611
GNMA, 4.50%, 8/20/42	19,120,830	20,944,100

		716,913,425

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $780,775,478)		807,632,189

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 7.7%

FHLMC, Series 2684, Class FP, VRN, 0.71%, 1/15/13	7,234,646	7,255,800
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	4,340,962	4,571,736
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	4,316,281	4,529,410
FHLMC, Series 2779, Class FM SEQ, VRN, 0.56%, 1/15/13	282,231	282,835
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	7,810,592	8,294,712
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	3,931,507	4,279,817
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	9,221,324	10,008,386
FHLMC, Series 3397, Class GF, VRN, 0.71%, 1/15/13	3,603,658	3,649,803
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	12,188,055
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	268,462	272,532
FNMA, Series 2003-42, Class FK, VRN, 0.61%, 1/25/13	454,464	455,419
FNMA, Series 2003-43, Class LF, VRN, 0.56%, 1/25/13	840,964	842,707
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	5,145,866	5,453,985
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	7,928,206	8,403,157
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	8,619,616	9,341,698
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,327,042	5,665,299
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,214,898	11,670,190
FNMA, Series 2007-36, Class FB, VRN, 0.61%, 1/25/13	892,651	903,451
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	7,769,589	7,859,126
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	11,843,671	12,375,617
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	9,655,678	10,134,716
GNMA, Series 2007-5, Class FA, VRN, 0.35%, 1/20/13	3,035,760	3,049,751
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,569,215

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,246,598)		137,057,417

U.S. GOVERNMENT AGENCY SECURITIES — 2.9%

FHLB, 0.14%, 6/17/13	20,000,000	20,002,260
FHLB, Series 1, 1.00%, 6/21/17	4,000,000	4,050,048
FHLMC, 5.00%, 2/16/17	5,000,000	5,895,905

FHLMC, 1.00%, 6/29/17	4,000,000	4,054,140
FHLMC, Series 1, 0.75%, 1/12/18	9,000,000	8,950,050
FHLMC, 1.25%, 10/2/19	4,000,000	3,992,796
FHLMC, 2.375%, 1/13/22	3,300,000	3,450,513
FNMA, 6.625%, 11/15/30	1,000,000	1,524,649

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,234,596)		51,920,361

TEMPORARY CASH INVESTMENTS — 4.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $41,274,654), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $40,451,363)		40,451,093
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $20,652,104), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $20,225,715)		20,225,546
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $6,872,521), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $6,741,894)		6,741,849
SSgA U.S. Government Money Market Fund	8,792,309	8,792,309

TOTAL TEMPORARY CASH INVESTMENTS (Cost $76,210,797)		76,210,797

TOTAL INVESTMENT SECURITIES — 108.5% (Cost $1,863,533,974)		1,932,380,619

OTHER ASSETS AND LIABILITIES(3) — (8.5)%		(151,853,898)

TOTAL NET ASSETS — 100.0%		$1,780,526,721

Notes to Schedule of Investments

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	859,559,855	—
U.S. Government Agency Mortgage-Backed Securities	—	807,632,189	—
Collateralized Mortgage Obligations	—	137,057,417	—
U.S. Government Agency Securities	—	51,920,361	—
Temporary Cash Investments	8,792,309	67,418,488	—

Total Value of Investment Securities	8,792,309	1,923,588,310	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,863,842,862
Gross tax appreciation of investments	$70,068,125
Gross tax depreciation of investments	(1,530,368)
Net tax appreciation (depreciation) of investments	$68,537,757

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2012

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 93.4%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	183,723,077	248,069,146
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	152,418,624	199,942,294
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	101,124,381	139,480,555
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	76,772,569	99,432,453
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	139,043,591	220,688,318
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	30,945,586	44,126,487
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	158,203,656	262,309,097
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	31,634,234	52,169,312
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	92,956,112	136,275,148
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	117,651,768	173,738,601
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	100,819,675	110,578,717
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	42,207,324	43,579,062
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	78,883,377	81,373,173
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	169,685,199	179,123,938
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	160,290,769	170,346,450
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	129,988,614	135,695,894
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	92,062,196	100,405,333
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	148,403,069	164,611,504
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	226,848,700	238,935,426
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	114,551,631	131,680,651
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	131,992,117	153,440,837
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	132,376,400	141,797,893
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	92,400,408	110,772,196
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	120,086,512	139,328,454
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	51,429,366	59,887,079
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	108,584,784	131,905,104
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	143,089,399	174,211,343
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	77,220,066	91,566,087
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	190,467,596	226,001,802
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	290,587,064	341,394,469
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	281,960,731	320,510,120
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	240,137,100	260,830,194
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	97,555,810	105,855,663

TOTAL U.S. TREASURY SECURITIES (Cost $4,545,405,922)		5,190,062,800

CORPORATE BONDS — 2.5%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	900,000	1,026,893
Lockheed Martin Corp., 4.25%, 11/15/19	3,000,000	3,384,951
United Technologies Corp., 4.50%, 6/1/42	1,470,000	1,635,068

		6,046,912

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	4,169,437
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,030,000	4,907,891
Coca-Cola Co. (The), 3.625%, 3/15/14	2,440,000	2,532,418
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	1,400,000	1,513,044

		13,122,790

COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,037,900

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	2,675,000	3,484,490

CONSUMER FINANCE†
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	520,023
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,445,491

		1,965,514

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	556,322

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp., 5.625%, 9/15/17	200,000	236,113
General Electric Capital Corp., 4.375%, 9/16/20	1,200,000	1,340,228
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,350,000	1,643,370
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	3,600,000	4,232,452

		7,452,163

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.55%, 2/15/39	3,250,000	4,274,501
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,900,000	4,846,694
Verizon Communications, Inc., 6.10%, 4/15/18	3,970,000	4,885,311

		14,006,506

FOOD PRODUCTS — 0.2%
HJ Heinz Co., 2.00%, 9/12/16	2,560,000	2,643,205
Kraft Foods Group, Inc., 5.375%, 2/10/20(2)	3,649,000	4,384,303
Mondelez International, Inc., 6.125%, 2/1/18	2,450,000	2,983,357

		10,010,865

GAS UTILITIES — 0.1%
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,657,985
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,990,000	3,487,506
Williams Partners LP, 4.125%, 11/15/20	1,690,000	1,836,498

		7,981,989

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,340,495
Stryker Corp., 3.00%, 1/15/15	1,450,000	1,516,340

		2,856,835

HEALTH CARE PROVIDERS AND SERVICES†
Aetna, Inc., 2.75%, 11/15/22	750,000	744,528

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,504,704

INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16	3,680,000	3,832,153
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	1,300,000	1,301,237

		5,133,390

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	3,970,000	4,128,320

MACHINERY†
Deere & Co., 2.60%, 6/8/22	1,520,000	1,540,531

MEDIA — 0.2%
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	4,047,145
News America, Inc., 6.90%, 8/15/39	3,630,000	4,756,603
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,311,087
Time Warner, Inc., 4.875%, 3/15/20	3,270,000	3,822,133

		13,936,968

METALS AND MINING — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,000,000	3,292,476
Newmont Mining Corp., 6.25%, 10/1/39	1,980,000	2,386,623
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,472,109

		8,151,208

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	4,042,031
Duke Energy Ohio, Inc., 2.10%, 6/15/13	1,950,000	1,964,508
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,820,000	1,912,509
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,466,219

		9,385,267

OIL, GAS AND CONSUMABLE FUELS — 0.2%
Apache Corp., 4.75%, 4/15/43	2,170,000	2,364,612
BP Capital Markets plc, 2.50%, 11/6/22	520,000	515,724
ConocoPhillips, 4.75%, 2/1/14	1,598,000	1,670,797
ConocoPhillips Co., 2.40%, 12/15/22	1,400,000	1,396,905
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,026,128
Talisman Energy, Inc., 7.75%, 6/1/19	500,000	644,818
Talisman Energy, Inc., 3.75%, 2/1/21	1,950,000	2,094,011

		9,712,995

PHARMACEUTICALS — 0.1%
AbbVie, Inc., 2.90%, 11/6/22(2)	1,375,000	1,401,587
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,130,000	2,652,958

		4,054,545

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 2.70%, 12/15/22	1,350,000	1,349,399

SOFTWARE — 0.1%
Microsoft Corp., 2.125%, 11/15/22	1,560,000	1,546,225
Oracle Corp., 2.50%, 10/15/22	2,100,000	2,120,933

		3,667,158

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,320,000	2,436,049
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	1,560,000	2,147,876

		4,583,925

TOTAL CORPORATE BONDS (Cost $126,925,802)		138,415,224

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.9%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	7,200,000	7,440,955
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/13	3,050,000	3,386,904

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/13	5,300,000	5,844,784
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.39%, 1/15/13(2)	1,921,932	1,827,252
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	1,243,208	1,242,056
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	3,518,874	3,527,965
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	4,450,000	4,768,395
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	15,850,000	16,764,347
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,860,000	6,325,656
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,375,000	15,528,745
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	9,000,000	9,772,587
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 1/11/13	8,650,000	9,199,448
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	7,500,000	8,174,070
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/11/13	5,025,000	5,537,736
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	8,100,000	8,417,168

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $105,761,738)		107,758,068

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,454,601	3,575,787
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	4,131,285	4,273,395
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	2,529,221	2,593,469
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	3,340,985	3,507,867
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	5,084,878	5,280,654
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,361,825	5,557,639
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	4,157,250	4,395,337
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	3,898,540	4,143,507
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 1/1/13	2,149,605	2,188,898
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/13	4,559,365	4,689,088
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	4,949,738	5,251,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	4,950,905	5,205,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,572,296	2,663,003

		53,325,395

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	13,032,219	14,186,802

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,013,371)		67,512,197

MUNICIPAL SECURITIES†

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	593,572
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	369,942
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,142,260

TOTAL MUNICIPAL SECURITIES (Cost $1,599,427)		2,105,774

TEMPORARY CASH INVESTMENTS — 0.7%

BNP Paribas Finance, Inc., 0.06%, 1/2/13(4)	36,208,000	36,207,678
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $575), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $563)		563
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $288), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $282)		282
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $96), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $94)		94

TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,208,879)		36,208,617

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,882,915,139)		5,542,062,680

OTHER ASSETS AND LIABILITIES — 0.3%		16,559,268

TOTAL NET ASSETS — 100.0%		$5,558,621,948

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

577	U.S. Treasury 10-Year Notes	March 2013	76,614,781	(390,462)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)

Bank of America N.A.	40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	369,451
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(430,358)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	5,305
Bank of America N.A.	44,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87	9/21/16	690,109
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(15,281)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(56,874)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(93,103)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(606,804)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(35,372)
Barclays Bank plc	46,100,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58	9/6/13	152,380
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66	9/12/14	340,171
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69	9/22/14	293,528
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	9/23/14	144,518
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	77,810
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	152,003
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,352,704)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,512,205)

						(1,877,426)

Notes to Schedule of Investments

CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,039,705.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $21,551,731, which represented 0.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	5,190,062,800	—
Corporate Bonds	—	138,415,224	—
Commercial Mortgage-Backed Securities	—	107,758,068	—
Collateralized Mortgage Obligations	—	67,512,197	—
Municipal Securities	—	2,105,774	—
Temporary Cash Investments	—	36,208,617	—

Total Value of Investment Securities	—	5,542,062,680	—

Other Financial Instruments
Futures Contracts	(390,462)	—	—
Swap Agreements	—	(1,877,426)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(390,462)	(1,877,426)	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,887,047,518
Gross tax appreciation of investments	$656,045,242
Gross tax depreciation of investments	(1,030,080)
Net tax appreciation (depreciation) of investments	$655,015,162

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2012

Short-Term Government - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

U.S. TREASURY SECURITIES — 76.7%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	5,277,324	5,443,892
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	6,783,000	7,208,525
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	11,682,416	12,741,135
U.S. Treasury Notes, 1.25%, 2/15/14	2,000,000	2,023,516
U.S. Treasury Notes, 1.25%, 3/15/14	7,000,000	7,088,046
U.S. Treasury Notes, 1.25%, 4/15/14	9,000,000	9,120,240
U.S. Treasury Notes, 0.625%, 7/15/14	64,500,000	64,905,640
U.S. Treasury Notes, 0.50%, 10/15/14	39,903,000	40,088,509
U.S. Treasury Notes, 2.125%, 11/30/14	31,520,000	32,641,671
U.S. Treasury Notes, 0.125%, 12/31/14	3,000,000	2,992,968
U.S. Treasury Notes, 2.25%, 1/31/15	36,202,000	37,689,685
U.S. Treasury Notes, 0.25%, 2/15/15	14,500,000	14,494,345
U.S. Treasury Notes, 2.375%, 2/28/15	2,300,000	2,403,679
U.S. Treasury Notes, 1.875%, 6/30/15	16,700,000	17,349,730
U.S. Treasury Notes, 1.75%, 7/31/15	36,600,000	37,941,061
U.S. Treasury Notes, 0.375%, 11/15/15	3,000,000	3,003,048
U.S. Treasury Notes, 1.375%, 11/30/15	10,700,000	11,015,982
U.S. Treasury Notes, 0.25%, 12/15/15	3,000,000	2,991,330
U.S. Treasury Notes, 2.125%, 12/31/15	8,000,000	8,419,376
U.S. Treasury Notes, 1.50%, 6/30/16	14,200,000	14,718,087
U.S. Treasury Notes, 1.50%, 7/31/16	13,400,000	13,893,080
U.S. Treasury Notes, 0.875%, 1/31/17	2,000,000	2,026,562

TOTAL U.S. TREASURY SECURITIES (Cost $349,449,271)		350,200,107

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.9%

FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	1,889,716	1,958,003
FHLMC, Series 2624, Class FE SEQ, VRN, 0.51%, 1/15/13	350,546	350,870
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	4,426,467	4,716,140
FHLMC, Series 2684, Class FP, VRN, 0.71%, 1/15/13	1,231,559	1,235,160
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17	49,639	49,723
FHLMC, Series 2718, Class FW, VRN, 0.56%, 1/15/13	1,020,409	1,022,285
FHLMC, Series 2779, Class FM SEQ, VRN, 0.56%, 1/15/13	189,264	189,669
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	2,263,261	2,363,152
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	1,875,038	1,918,071
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	1,914,655	1,949,163
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	3,488,968	3,560,466
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	180,031	182,760
FNMA, Series 2003-17, Class FN, VRN, 0.51%, 1/25/13	1,957,940	1,968,481
FNMA, Series 2003-42, Class FK, VRN, 0.61%, 1/25/13	457,145	458,105
FNMA, Series 2003-43, Class LF, VRN, 0.56%, 1/25/13	563,956	565,125
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	1,054,162	1,111,506
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	2,743,143	2,907,394
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,058,681	5,361,729
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,778,300	1,876,581
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	4,475,712	4,850,652
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,670,805	2,840,396
FNMA, Series 2006-60, Class KF, VRN, 0.51%, 1/25/13	4,126,546	4,152,450
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	4,091,809	4,275,588

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,658,170)		49,863,469

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 6.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.3%
FHLMC, VRN, 2.26%, 1/15/13	55,112	55,610
FHLMC, VRN, 2.58%, 1/15/13	854,346	891,721
FHLMC, VRN, 2.625%, 1/15/13	25,428	25,928
FHLMC, VRN, 2.68%, 1/15/13	3,495,434	3,673,725
FHLMC, VRN, 2.74%, 1/15/13	882,464	941,933
FHLMC, VRN, 2.75%, 1/15/13	3,341,039	3,585,731
FHLMC, VRN, 3.01%, 1/15/13	35,526	35,533
FHLMC, VRN, 3.55%, 1/15/13	1,932,687	2,046,684
FHLMC, VRN, 3.73%, 1/15/13	2,272,960	2,407,424
FHLMC, VRN, 4.01%, 1/15/13	641,625	685,701
FHLMC, VRN, 4.05%, 1/15/13	990,825	1,054,614
FHLMC, VRN, 6.16%, 1/15/13	481,014	522,483
FNMA, VRN, 1.875%, 1/25/13	24,086	25,088
FNMA, VRN, 1.94%, 1/25/13	12,229	12,826
FNMA, VRN, 2.00%, 1/25/13	45,507	48,049
FNMA, VRN, 2.08%, 1/25/13	26,036	27,629
FNMA, VRN, 2.13%, 1/25/13	25,496	26,165
FNMA, VRN, 2.18%, 1/25/13	7,930	8,091
FNMA, VRN, 2.20%, 1/25/13	31,263	31,602
FNMA, VRN, 2.25%, 1/25/13	977,926	1,036,447
FNMA, VRN, 2.26%, 1/25/13	9,650	10,021
FNMA, VRN, 2.28%, 1/25/13	19,035	20,286
FNMA, VRN, 2.30%, 1/25/13	1,899,898	2,019,634
FNMA, VRN, 2.375%, 1/25/13	4,623	4,636
FNMA, VRN, 2.41%, 1/25/13	141,229	150,815
FNMA, VRN, 2.42%, 1/25/13	10,701	11,345
FNMA, VRN, 2.50%, 1/25/13	3,262	3,336
FNMA, VRN, 2.75%, 1/25/13	787,802	825,229
FNMA, VRN, 2.75%, 1/25/13	14,011	15,011
FNMA, VRN, 2.77%, 1/25/13	5,691	5,980
FNMA, VRN, 3.08%, 1/25/13	1,951,714	2,056,812
FNMA, VRN, 3.35%, 1/25/13	2,533,472	2,674,073
FNMA, VRN, 3.35%, 1/25/13	462,091	487,765
FNMA, VRN, 3.87%, 1/25/13	640,918	680,770
FNMA, VRN, 3.875%, 1/25/13	6,520	6,555
FNMA, VRN, 3.90%, 1/25/13	1,578,244	1,679,180
FNMA, VRN, 4.00%, 1/25/13	28,188	30,045
FNMA, VRN, 4.15%, 1/25/13	60,762	60,707
FNMA, VRN, 4.16%, 1/25/13	9,235	9,237
FNMA, VRN, 5.95%, 1/25/13	739,344	807,492
FNMA, VRN, 6.18%, 1/25/13	3,455	3,452
FNMA, VRN, 7.49%, 1/25/13	3,074	3,179
GNMA, VRN, 1.75%, 1/20/13	6,822	7,148
GNMA, VRN, 2.125%, 1/20/13	11,054	11,491
GNMA, VRN, 3.00%, 1/20/13	39,978	41,816

		28,768,999

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 6.00%, 2/1/13	3,329	3,470
FHLMC, 7.00%, 11/1/13	2,354	2,389
FHLMC, 7.00%, 12/1/14	2,780	2,891
FHLMC, 6.00%, 1/1/15	100,381	103,607
FHLMC, 7.50%, 5/1/16	56,371	59,879
FHLMC, 5.50%, 11/1/17	197,203	212,120
FNMA, 6.50%, 3/1/13	56	56
FNMA, 6.00%, 6/1/13	1,288	1,287
FNMA, 6.00%, 1/1/14	1,401	1,432
FNMA, 6.00%, 7/1/14	14,655	15,121
FNMA, 5.50%, 4/1/16	55,967	60,117
FNMA, 7.00%, 5/1/32	280,282	334,511
FNMA, 7.00%, 5/1/32	137,834	164,502
FNMA, 7.00%, 6/1/32	38,024	45,431
FNMA, 7.00%, 6/1/32	137,206	163,753
FNMA, 7.00%, 8/1/32	191,730	228,826
GNMA, 9.50%, 11/20/19	4,558	4,807

		1,404,199

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,185,430)		30,173,198

U.S. GOVERNMENT AGENCY SECURITIES — 4.5%

FHLB, 3.625%, 10/18/13	141,000	144,860
FHLB, 0.875%, 12/27/13	159,000	160,128
FHLB, 0.375%, 1/29/14	127,000	127,285
FHLB, Series 467, 5.25%, 6/18/14	276,000	296,411
FHLB, 0.25%, 1/16/15	4,140,000	4,139,222
FHLB, Series 1, 1.00%, 6/21/17	684,000	692,558
FHLMC, 0.625%, 12/29/14	4,000,000	4,027,844
FHLMC, 2.875%, 2/9/15	2,000,000	2,108,296
FHLMC, 2.50%, 5/27/16	1,500,000	1,601,743
FHLMC, 2.00%, 8/25/16	2,400,000	2,528,078
FHLMC, Series 1, 0.75%, 1/12/18	2,000,000	1,988,900
FNMA, 0.375%, 12/21/15	1,000,000	999,497
FNMA, 1.375%, 11/15/16	1,500,000	1,546,743

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $20,216,495)		20,361,565

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $2,135,356), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $2,092,763)		2,092,749
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,068,442), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $1,046,383)		1,046,374

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $355,552), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $348,794)	348,792

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,487,915)	3,487,915

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $451,997,281)	454,086,254

OTHER ASSETS AND LIABILITIES — 0.5%	2,318,260

TOTAL NET ASSETS — 100.0%	$456,404,514

Notes to Schedule of Investments

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$451,997,281
Gross tax appreciation of investments	$2,208,566
Gross tax depreciation of investments	(119,593)
Net tax appreciation (depreciation) of investments	$2,088,973

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2013